Investment Advisers
United States Trust Company of New York
114 West 47th Street
New York, NY 10036

U.S. Trust Company
225 High Ridge Road
Stamford, CT 06905

Transfer Agent
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 909-1989

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237













SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A FUND IS SUBJECT TO RISK OF PRINCIPAL.

US EXITIS SA99



                                [GRAPHIC OMITTED]

                              Institutional Shares






                                  EQUITY FUND

                                  INCOME FUND

                            TOTAL RETURN BOND FUND

                           INTERNATIONAL EQUITY FUND

                              OPTIMUM GROWTH FUND

                               VALUE EQUITY FUND









                               Semi-Annual Report
                               September 30, 1999

Excelsior Institutional Trust
Schedule of Investments
September 30, 1999 (Unaudited)

Equity Fund




         Shares                                                              Value
------------------------                                               -----------------
COMMON STOCKS -- 98.59%
                            TECHNOLOGY -- 29.14%
    200                    +Ariba, Inc. ............................   $   28,888
  4,458                    +At Home Corp., Series A ................      184,728
151,710                    +Cisco Systems, Inc. ....................   10,392,135
    300                     Digital Insight Corp. ..................        4,500
 34,592                    +EMC Corp. ..............................    2,471,166
 19,966                     Honeywell, Inc. ........................    2,222,465
107,310                     Intel Corp. ............................    7,974,474
 35,065                     International Business Machines
                             Corp. .................................    4,256,014
    400                    +LookSmart Ltd. .........................        9,525
 40,977                     Lucent Technologies, Inc. ..............    2,658,383
    800                    +Luminant Worldwide Corp. ...............       24,600
142,606                    +Microsoft Corp. ........................   12,914,756
 19,036                    +Nextel Communications, Inc.,
                             Class A ...............................    1,290,879
 19,584                     Nokia Oyj, Class A, ADR ................    1,758,888
    150                    +Phone.com, Inc. ........................       22,697
 33,728                    +Sun Microsystems, Inc. .................    3,136,704
 22,062                     Texas Instruments, Inc. ................    1,814,600
  4,000                     Williams Communications Group,
                             Inc. ..................................       92,000
 30,247                     Xerox Corp. ............................    1,268,484
  1,991                    +Yahoo!, Inc. ...........................      357,011
                                                                       ----------
                                                                       52,882,897
                                                                       ----------
                            FINANCIAL -- 15.42%
 57,004                     American International Group,
                             Inc. ..................................    4,955,785
 48,056                     Associates First Capital Corp.,
                             Class A ...............................    1,730,016
 29,727                     Capital One Financial Corp. ............    1,159,353
 81,526                     Citigroup, Inc. ........................    3,587,144
133,282                     Firstar Corp. ..........................    3,415,351
 28,151                     Household International, Inc. ..........    1,129,559
108,432                     Mellon Bank Corp. ......................    3,659,580
 35,003                     Morgan Stanley Dean Witter &
                             Co. ...................................    3,121,830
 43,314                     Schwab (Charles) Corp. .................    1,459,141
 94,960                     Wells Fargo Co. ........................    3,762,790
                                                                       ----------
                                                                       27,980,549
                                                                       ----------
                            CONSUMER STAPLES -- 11.85%
 69,508                     Bestfoods ..............................    3,371,138
 59,257                     Coca-Cola Co. ..........................    2,848,039
 87,988                     Gillette Co. ...........................    2,986,093
 92,226                     Mattel, Inc. ...........................    1,752,294



         Shares                                                              Value
------------------------                                               -----------------
COMMON STOCKS -- (continued)
                            CONSUMER STAPLES -- (continued)
 44,105                     Procter & Gamble Co. ...................   $4,134,844
105,710                     Time Warner, Inc. ......................    6,421,882
                                                                       ----------
                                                                       21,514,290
                                                                       ----------
                            CONSUMER CYCLICAL -- 10.96%
    400                    +Agile Software Corp. ...................       25,600
    400                    +AirGate PCS, Inc. ......................        9,950
    800                    +Alteon Websystems, Inc. ................       75,600
  4,029                    +Amazon.com, Inc. .......................      322,068
 45,105                    +AT&T Corp. - Liberty Media
                             Group, Class A ........................    1,674,523
  1,000                    +Bluestone Software, Inc. ...............       23,125
    800                    +Broadbase Software, Inc. ...............       12,700
    200                    +Brocade Communications
                             Systems, Inc. .........................       42,100
 79,522                    +CBS Corp. ..............................    3,677,892
    400                    +E.piphany, Inc. ........................       19,500
  2,042                    +eBay, Inc. .............................      287,922
    400                    +eGain Communications Corp. .............        7,375
 19,814                     Ford Motor Co. .........................      994,415
  1,400                    +Foundry Networks, Inc. .................      176,400
    400                    +FreeShop.com ...........................        4,600
 18,911                    +General Motors Corp., Class H ..........    1,082,655
 41,254                     Home Depot, Inc. .......................    2,831,056
    500                    +Internap Network Services Corp. .              22,312
    400                    +Kana Communications, Inc. ..............       19,950
    700                    +Keynote Systems, Inc. ..................       17,500
  2,500                    +Loislaw.com, Inc. ......................       36,250
 81,362                     McDonald's Corp. .......................    3,498,566
  1,000                    +Medscape, Inc. .........................       10,125
    400                    +Netro Corp. ............................       10,950
    950                    +NetSolve, Inc. .........................       16,863
    600                    +NetZero, Inc. ..........................       15,563
    600                    +Red Hat, Inc. ..........................       57,562
 77,240                     Stewart Enterprises, Inc.,
                             Class A ...............................      465,854
    300                    +Vitria Technology, Inc. ................       10,969
 93,205                     Wal-Mart Stores, Inc. ..................    4,433,063
                                                                       ----------
                                                                       19,883,008
                                                                       ----------
                            HEALTH CARE -- 10.75%
 53,877                     Bristol-Myers Squibb Co. ...............    3,636,698
 43,242                     Medtronic, Inc. ........................    1,535,091
 44,022                     Merck & Co., Inc. ......................    2,853,176
187,018                     Pfizer, Inc. ...........................    6,720,959
109,055                     Schering-Plough Corp. ..................    4,757,524
                                                                       ----------
                                                                       19,503,448
                                                                       ----------

                          See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1999 (Unaudited)

Equity Fund -- (continued)


  Shares                                                  Value
---------                                            --------------
COMMON STOCKS -- (continued)
             ENERGY -- 7.13%
28,311       BP Amoco plc ADR ....................   $ 3,137,213
39,256       Burlington Resources, Inc. ..........     1,442,658
42,670       Mobil Corp. .........................     4,299,002
68,856       Royal Dutch Petroleum Co. ...........     4,066,808
                                                     -----------
                                                      12,945,681
                                                     -----------
             COMMUNICATION
              SERVICES -- 6.77%
 2,500       Acme Communications, Inc. ...........        77,500
18,646      +America Online, Inc. ................     1,939,184
53,470       AT&T Corp. ..........................     2,325,945
   150      +Copper Mountain Networks,
              Inc. ...............................        13,125
83,027      +MCI WorldCom, Inc. ..................     5,962,377
38,421       SBC Communications, Inc. ............     1,961,872
                                                     -----------
                                                      12,280,003
                                                     -----------
             CAPITAL GOODS -- 6.57%
63,562       General Electric Co. ................     7,536,069
58,814       Illinois Tool Works, Inc. ...........     4,385,319
                                                     -----------
                                                      11,921,388
                                                     -----------
             TOTAL COMMON STOCKS
              (Cost $121,186,179) ................   178,911,264
                                                     -----------


Principal
 Amount
-------------
 DEMAND NOTES -- 1.33%
$1,000,000      Associates Corp. of North America
                  Master Notes ..................   1,000,000
 1,417,000      General Electric Co. Promissory
                  Notes .........................   1,417,000
                                                    ---------
                 TOTAL DEMAND NOTES
                  (Cost $2,417,000) .............   2,417,000
                                                    ---------


TOTAL INVESTMENTS
 (Cost $123,603,179) .........    99.92%       $181,328,264
OTHER ASSETS AND
  LIABILITIES (NET) ..........     0.08             148,159
                                 ------        ------------
NET ASSETS ...................   100.00%       $181,476,423
                                 ======        ============

-------------------------
+ Non-income producing security
ADR--American Depositary Receipt

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1999 (Unaudited)

Income Fund




     Principal                                         Coupon          Maturity
      Amount                                            Rate             Date             Value
------------------                                 --------------  ----------------  ---------------
U.S. GOVERNMENT & AGENCY
 OBLIGATIONS -- 61.39%
                     Federal Home Loan
                     Mortgage Corporation
$    6,195           Pool #220001 ...............  10.75 %           7/01/00         $    6,315
                     Federal National
                     Mortgage Association
 1,230,000           Benchmark Notes ............   5.13             2/13/04          1,170,366
 2,325,000           Benchmark Notes ............   5.25             1/15/09          2,095,067
 1,602,122           Pool #323854 ...............   6.03             6/01/09          1,508,670
 3,768,469           Pool #251502 ...............   6.50             2/01/13          3,697,403
    12,971           Pool #454758 ...............   5.50            12/01/28             11,700
 3,200,428           Pool #494540 ...............   5.50             3/01/29          2,886,626
   625,387           Pool #496120 ...............   7.00             4/01/29            614,848
 5,318,871           Pool #504052 ...............   7.00             6/01/29          5,229,233
                     Government National
                     Mortgage Association
 2,209,196           Pool #781036 ...............   8.00            10/15/17          2,260,094
   767,865           Pool #471660 ...............   7.50             3/15/28            770,620
 1,603,360           Pool #472028 ...............   6.50             5/15/28          1,533,040
 1,690,842           Pool #475847 ...............   6.50             6/15/28          1,616,685
 2,184,046           Pool #80205 ................   5.00             6/20/28          2,178,130
 3,769,178           Pool #2687 .................   6.00            12/20/28          3,487,952
 3,897,413           Pool #503711 ...............   7.00             5/15/29          3,826,858
 1,198,618           Pool #80311 ................   5.50             8/20/29          1,183,415
10,138,000           U.S. Treasury Bonds ........   7.25             5/15/16         10,958,549
 1,363,736           U.S. Treasury Inflation
                      Index Bonds ...............   3.88             4/15/29          1,317,710
                                                                                     ----------
                     TOTAL U.S. GOVERNMENT &
                      AGENCY OBLIGATIONS
                      (Cost $47,790,980).........................................    46,353,281
                                                                                     ----------
ASSET BACKED SECURITIES -- 14.40%
 2,000,000           Commercial Mortgage
                     Asset Trust, Series
                     99-C1, Class A3 ............   6.64             9/17/10          1,910,420
 2,000,000           First USA Credit Card
                     Master Trust, Series
                     98-9, Class A ..............   5.28             9/18/06          1,903,540
 1,937,469           Government National
                     Mortgage Association,
                     Series 99-19, Class A ......   6.50             8/16/25          1,879,920
 1,795,000           MBNA Master Credit
                     Card Trust, Series 99-J,
                     Class A ....................   7.00             2/15/12          1,803,414
   788,580           Mortgage Capital
                     Funding, Inc., Series
                     98-MC1, Class A1 ...........   6.42             6/18/07            774,858



     Principal                                         Coupon          Maturity
      Amount                                            Rate             Date             Value
------------------                                 --------------  ----------------  ---------------
ASSET BACKED SECURITIES -- (continued)
$1,251,466           Nomura Asset
                     Securities Corp., Series
                     98-D6, Class A1A ...........   6.28%            3/17/28         $1,227,375
 1,365,000           PP&L Transition Bond
                     Co. LLC, Series 99-1,
                     Class A6 ...................   6.96            12/26/07          1,371,252
                                                                                     ----------
                     TOTAL ASSET BACKED SECURITIES
                      (Cost $11,161,291)...........................................  10,870,779
                                                                                     ----------
CORPORATE BONDS -- 14.04%
 2,260,000           Associates Corp. of
                      North America .............   5.80             4/20/04          2,170,861
 1,290,000           Bank One Corp. .............   6.88             6/15/03          1,306,395
 1,185,000           Countrywide Home
                      Loans, Inc. ...............   6.85             6/15/04          1,180,815
   975,000           Ford Motor Credit
                      Co. .......................   5.75             2/23/04            935,672
 1,455,000           General Motors Corp.........   6.25             5/01/05          1,404,794
 2,455,000           Morgan Stanley Dean
                      Witter & Co. ..............   5.63             1/20/04          2,342,784
 1,290,000           Norwest Corp. ..............   6.50             6/01/05          1,258,071
                                                                                     ----------
                     TOTAL CORPORATE BONDS
                      (Cost $10,889,364)...........................................  10,599,392
                                                                                     ----------

CERTIFICATE OF DEPOSIT -- 1.28%
 1,000,000           Mercantile Safe
                      Deposit & Trust
                      (Cost $1,000,000)..........   6.10             5/17/04            964,450
                                                                                     ----------
SHORT-TERM INVESTMENTS -- 8.41%
 2,000,000           Federal Home Loan
                      Bank Discount
                      Corp. .....................   5.15+           10/07/99          1,998,283
  Shares
----------
 2,177,895           Dreyfus Government Cash Management
                      Fund ........................................................   2,177,895

 2,177,837           Fidelity U.S. Treasury II Fund ...............................   2,177,837
                                                                                     ----------

                     TOTAL SHORT-TERM INVESTMENTS
                      (Cost $6,354,015)............................................   6,354,015
                                                                                     ----------

TOTAL INVESTMENTS
  (Cost $77,195,650)................................................   99.52%       $75,141,917
OTHER ASSETS AND
  LIABILITIES (NET) ................................................    0.48            363,127
                                                                      ------        -----------
NET ASSETS .........................................................  100.00%       $75,505,044
                                                                      ======        ===========

-------------------------
+ Discount Rate


                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1999 (Unaudited)

Total Return Bond Fund

   Principal                                   Coupon         Maturity
    Amount                                      Rate            Date              Value
--------------                             -------------  ----------------  -----------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 42.33%
                  Federal National
                  Mortgage Association
$13,325,000       Benchmark Notes........       5.13%      2/13/04          $12,678,964
  3,050,000       Benchmark Notes........       5.25       1/15/09            2,748,367
  2,025,278       Pool #489792 ..........       5.50       5/01/29            1,826,699
                  Government National
                  Mortgage Association
     25,136       Pool #356873 ..........       6.50       5/15/23               24,034
  3,685,515       Pool #80185 ...........       5.00       4/20/28            3,675,533
  2,175,344       Pool #80205 ...........       5.00       6/20/28            2,169,453
  4,934,553       Pool #2687 ............       6.00      12/20/28            4,566,376
  1,173,972       Pool #501312 ..........       7.00       2/15/29            1,152,719
  2,763,500       Pool #503775 ..........       7.00       2/15/29            2,713,472
  5,999,996       Pool #465218 ..........       7.00       3/15/29            5,891,378
  5,999,995       Pool #506465 ..........       7.00       4/15/29            5,874,370
  1,602,590       Pool #505668 ..........       7.00       5/15/29            1,573,578
  1,919,385       Pool #505674 ..........       7.00       5/15/29            1,884,639
  2,234,746       Pool #492572 ..........       7.00       8/15/29            2,194,291
  2,847,510       Pool #504541 ..........       7.00       8/15/29            2,795,962
  3,845,565       Pool #80311 ...........       5.50       8/20/29            3,796,791
 52,914,000       U.S. Treasury
                    Bonds ...............       7.25       5/15/16           57,196,753
  2,904,308       U.S. Treasury
                    Inflation Index
                    Bonds ...............       3.88       4/15/29            2,806,287
                                                                            -----------
                  TOTAL U.S. GOVERNMENT &
                   AGENCY OBLIGATIONS
                   (Cost $119,837,580)..................................    115,569,666
                                                                            -----------
CORPORATE BONDS -- 24.65%
  3,295,000       Associates Corp. of
                   North America ........       5.80       4/20/04            3,165,039
 10,380,000       Bank of America
                   Corp. ................       6.63       6/15/04           10,296,047
  4,915,000       Emerson Electric ......       5.85       3/15/09            4,573,830
  9,000,000       Ford Motor Credit
                   Co. ..................       5.75       2/23/04            8,636,976
  8,105,000       General Motors
                   Acceptance
                   Corp. ................       6.85       6/17/04            8,101,799
  4,060,000       Goldman Sachs
                   Group, Inc.,
                   Series B .............       7.35      10/01/09            4,062,842
  3,895,000       McDonald's Corp........       5.90       5/11/01            3,879,104
  3,950,000       Morgan Stanley
                   Dean Witter &
                   Co. ..................       6.38       8/01/02            3,917,286
  3,895,000       New Jersey
                   Economic
                   Development
                   Authority,
                   Revenue Bonds,
                   Series A .............       7.43       2/15/29            3,927,157



   Principal                                   Coupon         Maturity
    Amount                                      Rate            Date              Value
--------------                             -------------  ----------------  -----------------
CORPORATE BONDS -- (continued)
$ 6,130,000       PPG Industries,
                    Inc. ................       6.75%      8/15/04          $ 6,127,241
  3,500,000       Procter & Gamble
                    Co. .................       6.88       9/15/09            3,508,299
  7,190,000       Star Bank N.A. ........       6.38       3/01/04            7,107,473
                                                                            -----------
                  TOTAL CORPORATE BONDS
                   (Cost $68,786,908)....................................    67,303,093
                                                                            -----------

ASSET BACKED SECURITIES -- 19.03%
  6,580,000      +AESOP Funding
                 II, Series 97-1,
                 Class A2 ...............       6.40      10/20/03            6,531,505
  8,960,000      Capital Auto
                 Receivables Asset
                 Trust, Series 99-1,
                 Class A3 ...............       5.68       8/15/04            8,842,893
  7,790,000      Commercial
                 Mortgage Asset
                 Trust, Series
                 99-C1, Class A3 ........       6.64       9/17/10            7,441,086
  3,665,000      Fannie Mae-Aces,
                 Series 97-M5,
                 Class C ................       6.74       8/25/07            3,594,815
  5,500,000      First USA Credit
                 Card Master Trust,
                 Series 98-9,
                 Class A ................       5.28       9/18/06            5,234,735
  5,000,000      MBNA Master
                 Credit Card Trust,
                 Series 99-J,
                 Class A ................       7.00       2/15/12            5,023,438
  4,116,112      Mortgage Capital
                 Funding, Inc.,
                 Series 98-MC1,
                 Class A1 ...............       6.42       6/18/07            4,044,491
  4,201,350      Nomura Asset
                 Securities Corp.,
                 Series 98-D6,
                 Class A1A ..............       6.28       3/17/28            4,120,474
  3,525,000      Peco Energy
                 Transition Trust,
                 Series 99-A,
                 Class A4 ...............       5.80       3/01/07            3,400,885
  3,690,000      PP&L Transition
                 Bond Co. LLC.,
                 Series 99-1,
                 Class A6 ...............       6.96      12/26/07            3,706,900
                                                                            -----------
                  TOTAL ASSET BACKED
                   SECURITIES
                   (Cost $53,091,342)....................................    51,941,222
                                                                            -----------

CERTIFICATE OF DEPOSIT -- 2.49%
  7,035,000       Mercantile Safe
                   Deposit & Trust
                   (Cost $7,035,000).           6.10       5/17/04            6,784,906
                                                                            -----------

                          See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1999 (Unaudited)

Total Return Bond Fund -- (continued)

   Principal                                   Coupon         Maturity
    Amount                                      Rate            Date              Value
--------------                             -------------  ----------------  -----------------
SHORT-TERM INVESTMENTS -- 10.94%
$15,000,000       Federal Home Loan
                   Bank Discount
                   Corp. ................  5.15%++        10/07/99             $14,987,125




        Shares
---------------------
 7,432,271              Dreyfus Government Cash
                         Management Fund ................................        7,432,271
 7,433,702              Fidelity U.S. Treasury II
                         Fund ...........................................        7,433,702
                                                                                 ---------
                        TOTAL SHORT-TERM
                         INVESTMENTS
                         (Cost $29,853,098)..............................       29,853,098
                                                                                ----------
TOTAL INVESTMENTS
  (Cost $278,603,928)..........................................   99.44%      $271,451,985
OTHER ASSETS AND
  LIABILITIES (NET) ...........................................    0.56          1,541,975
                                                                 ------       ------------
NET ASSETS ....................................................  100.00%      $272,993,960
                                                                 ======       ============

-------------------------
 + 144A Security -- certain conditions for public sale may exist.
++ Discount Rate


                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1999 (Unaudited)

International Equity Fund



    Shares                                                     Value
-------------                                              -------------
COMMON STOCKS -- 92.78%
                 JAPAN -- 19.75%
        182      DDI Corp. ..............................   $ 1,364,318
     10,600      Don Quijote Co., Ltd. ..................     1,898,107
    249,000      Furukawa Electric Co., Ltd. ............     1,481,587
     10,300      NIDEC Corp. ............................     1,944,762
     13,200      Nintendo Co., Ltd. .....................     2,100,225
        306      NTT Data Corp. .........................     3,440,780
      7,600      Rohm Co. ...............................     1,584,520
    178,000      Sekisui Chemical Co., Ltd. .............     1,002,418
     19,000      Sony Corp. .............................     2,832,552
     24,600      TOKYO SEIMITSU CO., Ltd. ...............     2,786,863
                                                            -----------
                                                             20,436,132
                                                            -----------
                 UNITED KINGDOM -- 11.93%
    228,900      Airtours plc ...........................     1,457,914
    492,700      BTR Siebe plc ..........................     2,400,211
     34,500      Glaxo Wellcome plc .....................       899,393
     10,000      Glaxo Wellcome plc ADR .................       520,000
    112,000      Granada Group plc ......................       958,509
    129,900      Kingfisher plc .........................     1,391,763
     30,000      Pearson plc ............................       643,340
     35,000      Railtrack Group plc ....................       736,163
     77,200      Serco Group plc ........................     1,727,950
     14,500      Shell Transport & Trading Co.
                  ADR ...................................       659,750
    126,400      Shell Transport & Trading Co. plc ......       944,448
                                                            -----------
                                                             12,339,441
                                                            -----------
                 FRANCE -- 11.36%
     23,840      Axa ....................................     3,013,740
     12,210      Carrefour S.A. .........................     1,952,800
     27,750      Dassault Systemes S.A. .................     1,092,566
     13,500      Elf Aquitaine S.A. .....................     2,457,915
        790      L'OREAL ................................       503,964
      6,700      Total Fina S.A., Class B ...............       841,278
     27,000      Vivendi ................................     1,894,792
                                                            -----------
                                                             11,757,055
                                                            -----------
                 GERMANY -- 8.65%
     20,770      Mannesmann AG ..........................     3,253,324
     23,810      Metro AG ...............................     1,236,409
      5,270      SAP AG .................................     1,996,382
     30,200      Siemens AG .............................     2,458,394
                                                            -----------
                                                              8,944,509
                                                            -----------
                 NETHERLANDS -- 7.25%
     21,800     +Equant N.V. ............................     1,772,283
     55,834      ING Groep N.V. .........................     3,030,065
     24,800      ST Microelectronics N.V. ...............     1,931,727
     22,400      Wolters Kluwer N.V. ....................       767,515
                                                            -----------
                                                              7,501,590
                                                            -----------


   Shares                                                     Value
-----------                                                -----------
COMMON STOCKS -- (continued)
                 SINGAPORE -- 4.44%
    866,000      Datacraft Asia, Ltd. ...................   $ 3,810,400
    211,000      Natsteel Electronics Ltd. ..............       788,379
                                                            -----------
                                                              4,598,779
                                                            -----------
                 CANADA -- 3.79%
     54,800      Bombardier, Inc., Class B ..............       908,112
     45,500     +CGI Group, Inc. ........................       897,986
      5,600     +JDS Uniphase Corp. .....................       637,000
     25,622      Nortel Networks Corp. ..................     1,307,779
     16,050     +Sierra Wireless, Inc. ..................       174,765
                                                            -----------
                                                              3,925,642
                                                            -----------
                 SWITZERLAND -- 3.43%
         29      Lindt & Spruengli AG ...................       751,455
        242      Roche Holding AG .......................     2,798,195
                                                            -----------
                                                              3,549,650
                                                            -----------
                 HONG KONG -- 3.16%
     11,900     +China Telecom (Hong Kong) Ltd.
                  ADR ...................................       735,569
  2,076,110      Hengan International Group Co.,
                  Ltd. ..................................       529,197
    255,000      Johnson Electric Holdings Ltd. .........     1,237,609
    254,000      Li & Fung Ltd. .........................       768,428
                                                            -----------
                                                              3,270,803
                                                            -----------
                 SWEDEN -- 2.75%
     28,300      Celsius AB, Series B ...................       439,001
     77,700      Telefonaktiebolaget LM Ericsson,
                  Class B ...............................     2,410,626
                                                            -----------
                                                              2,849,627
                                                            -----------
                 ITALY -- 2.52%
    532,900      Unicredito Italiano S.p.A. .............     2,602,804
                                                            -----------
                 THAILAND -- 2.37%
    517,400     +Banpu Public Co., Ltd.
                  (Registered) ..........................     1,004,967
    244,900      BEC World Public Co., Ltd.
                  (Foreign) .............................     1,328,312
     80,500      Dhipaya Insurance Public Co.,
                  Ltd. ..................................       119,973
                                                            -----------
                                                              2,453,252
                                                            -----------
                 AUSTRALIA -- 2.19%
     65,900      Brambles Industries Ltd. ...............     1,907,895
     28,900      Lend Lease Corp., Ltd. .................       352,649
                                                            -----------
                                                              2,260,544
                                                            -----------
                 SPAIN -- 1.91%
    149,880      Banco Bilbao Vizcaya S.A.
                  (Registered) ..........................     1,974,456
                                                            -----------

                          See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1999 (Unaudited)

International Equity Fund -- (continued)


   Shares                                                 Value
-----------                                           -------------
COMMON STOCKS -- (continued)
               IRELAND -- 1.33%
  122,400      Irish Life & Permanent plc ..........   $ 1,374,096
                                                       -----------
               PORTUGAL -- 1.10%
   42,130      Banco Comercial Portugues S.A. ......     1,134,214
                                                       -----------
               FINLAND -- 1.02%
   11,800      Nokia Oyj ...........................     1,055,993
                                                       -----------
               SOUTH KOREA -- 0.83%
   10,000     +Korea Telecom Corp. ADR .............       370,000
    2,903      S1 Corp. ............................       488,210
                                                       -----------
                                                           858,210
                                                       -----------
               TAIWAN -- 0.70%
  172,000     +Taiwan Semiconductor
                Manufacturing Co. ..................       725,498
                                                       -----------
               ISRAEL -- 0.66%
   12,900     +Gilat Satellite Networks Ltd. .......       686,925
                                                       -----------
               NEW ZEALAND -- 0.62%
  162,200      Telecom Corp. of New Zealand
                Ltd. ...............................       639,708
                                                       -----------
               CHILE -- 0.58%
   16,000      Vina Concha Y Toro S.A. ADR .........       604,000
                                                       -----------
               EGYPT -- 0.44%
   19,200      Egyptian Company for Mobile
                Services (MobiNil) .................       450,440
                                                       -----------
               TOTAL COMMON STOCKS
                (Cost $84,254,951) .................    95,993,368
                                                       -----------




   No. of
 Warrants
-------------
  WARRANTS -- 0.60%
                 PHILIPPINES -- 0.55%
  1,345,200     +QueenBee Restaurants-Jollibee
                  Foods Corp., expiring 03/24/03
                  at $19.25 ...........................    568,743
                                                           -------
                 JAPAN -- 0.05%
     13,000     +Atlantis Japan Growth Fund Ltd.,
                  expiring 04/30/01 at $10.00 .........     48,880
                                                           -------
                 TOTAL WARRANTS
                  (Cost $674,835) .....................    617,623
                                                           -------


Principal
Amount                                                       Value
-----------                                                 -------
CONVERTIBLE BONDS -- 0.07%
                 PORTUGAL -- 0.07%
$     700        Banco Comercial Portugues S.A.,
                  Series A (Preferred)
                  8.00%, 12/31/2049
                  (Cost $81,900) ......................   $  70,000
                                                          ---------
DEMAND NOTES -- 6.88%
  3,600,000      Associates Corp. of North America
                  Master Notes ........................   3,600,000
  3,519,000      General Electric Co. Promissory
                  Notes ...............................   3,519,000
                                                          ---------
                 TOTAL DEMAND NOTES
                  (Cost $7,119,000) ...................   7,119,000
                                                          ---------


TOTAL INVESTMENTS
  (Cost $92,130,686)  ..............   100.33%         $103,799,991
OTHER ASSETS AND
  LIABILITIES (NET) ................   ( 0.33)             (337,320)
                                       ------          ------------
NET ASSETS .........................   100.00%         $103,462,671
                                       ======          ============

-------------------------
+ Non-income producing security
ADR--American Depositary Receipt


       At September 30, 1999, sector diversification of the Fund's investment portfolio was as follows:



                                           % of
                                           Net            Market
Sector Diversification                    Assets           Value
------------------------------------   -----------   ----------------
Information Technology .............      26.36%      $ 27,272,951
Consumer Discretionary .............      17.73         18,338,293
Industrials ........................      13.32         13,785,133
Financials .........................      13.26         13,720,876
Telecommunication Services .........       8.30          8,585,641
Demand Notes .......................       6.88          7,119,000
Energy .............................       4.74          4,903,391
Health Care ........................       4.08          4,217,588
Consumer Staples ...................       2.86          2,957,359
Utilities ..........................       1.83          1,894,792
Materials ..........................       0.97          1,004,967
                                         ------       ------------
  Total Investments ................     100.33%      $103,799,991
Other Assets and Liabilities (Net)       ( 0.33)          (337,320)
                                         ------       ------------
  Net Assets .......................     100.00%      $103,462,671
                                         =======      ============

                          See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1999 (Unaudited)

Optimum Growth Fund

   Shares                                                  Value
------------                                           -------------
COMMON STOCKS -- 98.10%
                TECHNOLOGY -- 37.37%
    25,000     +BMC Software, Inc. .................   $1,787,500
    82,000     +Cisco Systems, Inc. ................    5,617,000
   103,000     +Dell Computer Corp. ................    4,306,688
    85,000     +EMC Corp. ..........................    6,072,187
    54,000      Intel Corp. ........................    4,012,875
    32,000      Lucent Technologies, Inc. ..........    2,076,000
    52,000     +Microsoft Corp. ....................    4,709,250
    22,000      Nokia Oyj, Class A, ADR ............    1,975,875
    14,500     +Solectron Corp. ....................    1,041,281
    14,000     +Sun Microsystems, Inc. .............    1,302,000
    36,000     +Tellabs, Inc. ......................    2,049,750
                                                       ----------
                                                       34,950,406
                                                       ----------
                HEALTH CARE -- 13.93%
    16,000      Abbott Laboratories ................      588,000
    13,300      American Home Products Corp. .......      551,950
    23,000      Bristol-Myers Squibb Co. ...........    1,552,500
    12,000      Eli Lilly & Co. ....................      768,000
    11,000      Johnson & Johnson ..................    1,010,625
    83,710      Medtronic, Inc. ....................    2,971,705
    31,000      Merck & Co., Inc. ..................    2,009,187
    66,000      Pfizer, Inc. .......................    2,371,875
    20,000      Schering-Plough Corp. ..............      872,500
     5,000      Warner Lambert Co. .................      331,875
                                                       ----------
                                                       13,028,217
                                                       ----------
                FINANCIAL -- 12.15%
    25,000      American International
                 Group, Inc. .......................    2,173,437
    52,500      Citigroup, Inc. ....................    2,310,000
    28,000      Fannie Mae .........................    1,755,250
    32,000      Merrill Lynch & Co., Inc. ..........    2,150,000
    88,400      Schwab (Charles) Corp. .............    2,977,975
                                                       ----------
                                                       11,366,662
                                                       ----------
                CONSUMER STAPLES -- 10.15%
    23,500      Bestfoods ..........................    1,139,750
    19,000      Coca-Cola Co. ......................      913,188
    21,900      General Mills, Inc. ................    1,776,637
    11,500      H.J. Heinz Co. .....................      494,500
    16,500      PepsiCo, Inc. ......................      499,125
    12,600      Procter & Gamble Co. ...............    1,181,250
    10,000      Quaker Oats Co. ....................      618,750
    14,000      Sara Lee Corp. .....................      328,125
    11,800      Time Warner, Inc. ..................      716,850
    12,000      Times Mirror Co., Class A ..........      789,750
     8,487      Tootsie Roll Industries, Inc. ......      279,010
    11,000      Wrigley (WM.) Jr. Co. ..............      756,938
                                                       ----------
                                                        9,493,873
                                                       ----------

    Shares                                                    Value
-------------                                             -------------
COMMON STOCKS -- (continued)
                 CONSUMER CYCLICAL -- 9.86%
    25,000      +Clear Channel
                  Communications, Inc. ................   $1,996,875
    35,000       Harley-Davidson, Inc. ................    1,752,188
    48,000       Home Depot, Inc. .....................    3,294,000
    13,200       McDonald's Corp. .....................      567,600
    34,000       Wal-Mart Stores, Inc. ................    1,617,125
                                                          ----------
                                                           9,227,788
                                                          ----------
                 COMMUNICATION
                  SERVICES -- 9.15%
    45,000      +America Online, Inc. .................    4,680,000
     8,000       Ameritech Corp. ......................      537,500
    14,000       GTE Corp. ............................    1,076,250
    31,500      +MCI WorldCom, Inc. ...................    2,262,094
                                                          ----------
                                                           8,555,844
                                                          ----------
                 CAPITAL GOODS -- 5.49%
    37,000       General Electric Co. .................    4,386,813
    12,000       Vastar Resources, Inc. ...............      750,750
                                                          ----------
                                                           5,137,563
                                                          ----------
                 TOTAL COMMON STOCKS
                 (Cost $48,183,546) ...................   91,760,353
                                                          ----------
 Principal
    Amount
----------
 DEMAND NOTES -- 1.97%
$1,845,000       Associates Corp. of North America
                  Master Notes (Cost $1,845,000) ......    1,845,000
                                                          ----------


TOTAL INVESTMENTS
  (Cost $50,028,546) .................   100.07%         $93,605,353
OTHER ASSETS AND
  LIABILITIES (NET) ..................   ( 0.07)             (69,021)
                                         ------          -----------
NET ASSETS ...........................   100.00%         $93,536,332
                                         ======          ===========

-------------------------
+ Non-income producing security
ADR--American Depositary Receipt


                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1999 (Unaudited)

Value Equity Fund




    Shares                                                      Value
-------------                                             -----------------
COMMON STOCKS -- 96.58%
                 TECHNOLOGY -- 28.43%
    10,000       BCE, Inc. ............................   $  496,802
    30,000      +Bell & Howell Co. ....................    1,100,625
     5,000      +Broadbase Software, Inc. .............       79,375
    22,000       Cordant Technologies, Inc. ...........      669,625
    86,100      +Global Crossing Ltd. .................    2,278,959
    25,000       Harris Corp. .........................      690,625
     1,651       Intermedia Communications, Inc. ......       35,806
     1,000      +Internap Network Services Corp. ......       44,625
    18,000       International Business Machines
                  Corp. ...............................    2,184,750
    32,000       Nokia Oyj, Class A, ADR ..............    2,874,000
     3,500      +Plantronics, Inc. ....................      174,125
    30,000      +Snyder Communications, Inc. ..........      455,625
    32,000       Xerox Corp. ..........................    1,342,000
                                                          ----------
                                                          12,426,942
                                                          ----------
                 CONSUMER CYCLICAL -- 20.70%
    11,000       AT&T Corp. ...........................      478,500
    45,760      +AT&T Corp. -- Liberty Media
                  Group, Class A ......................    1,698,840
     7,000      +Bluestone Software, Inc. .............      161,875
    25,000      +CBS Corp. ............................    1,156,250
    25,000       Ford Motor Co. .......................    1,254,687
     8,000      +Luminant Worldwide Corp. .............      246,000
    27,000       News Corp. Ltd. ADR ..................      767,812
    22,000      +Unisys Corp. .........................      992,750
    75,000      +Varian, Inc. .........................    1,326,562
    10,000      +Ventiv Health, Inc. ..................       98,750
    19,700       Young & Rubicam, Inc. ................      866,800
                                                          ----------
                                                           9,048,826
                                                          ----------
                 CONSUMER STAPLES -- 17.25%
    25,000       Avon Products, Inc. ..................      620,313
    26,000       Bristol-Myers Squibb Co. .............    1,755,000
    22,000       Deluxe Corp. .........................      748,000
    20,000       Eastman Kodak Co. ....................    1,508,750
    36,000       Philip Morris Companies, Inc. ........    1,230,750
    40,000       Rite Aid Corp. .......................      552,500
    30,000      +Suiza Foods Corp. ....................    1,125,000
                                                          ----------
                                                           7,540,313
                                                          ----------
                 FINANCIAL -- 12.91%
    17,000       Bear Stearns Companies, Inc. .........      653,437
    20,000       Chase Manhattan Corp. ................    1,507,500
     8,000       Citigroup, Inc. ......................      352,000
    16,000       Donaldson, Lufkin & Jenrette, Inc.
                  - DLJ ...............................      633,000
    13,000       Fannie Mae ...........................      814,938
    22,000       SLM Holding Corp. ....................      946,000
    16,344       XL Capital Ltd., Class A .............      735,480
                                                          ----------
                                                           5,642,355
                                                          ----------

  Shares                                                    Value
----------                                                ---------
COMMON STOCKS -- (continued)
                 TRANSPORTATION -- 7.38%
    13,000      +AMR Corp. ............................   $  708,500
    18,000       CNF Transportation, Inc. .............      670,500
    18,000      +General Motors Corp., Class H ........    1,030,500
    17,000       Union Pacific Corp. ..................      817,063
                                                          ----------
                                                           3,226,563
                                                          ----------
                 CAPITAL GOODS -- 7.37%
    20,000       Kansas City Southern Industries,
                  Inc. ................................      928,750
    20,000       Texas Instruments, Inc. ..............    1,645,000
    40,000       Timken Co. ...........................      645,000
                                                          ----------
                                                           3,218,750
                                                          ----------
                 RAW/INTERMEDIATE
                 MATERIALS -- 1.81%
    13,000       E.I. du Pont de Nemours and Co. ......      791,375
                                                          ----------
                 UTILITY -- 0.73%
    12,500      +Salem Communications Corp.,
                  Class A .............................      318,750
                                                          ----------
                 TOTAL COMMON STOCKS
                  (Cost $30,114,121)...................   42,213,874
                                                          ----------
 Principal
   Amount
----------
CONVERTIBLE BONDS -- 1.76%
                 TECHNOLOGY -- 1.76%
$   25,000       Intermedia Communications, Inc.,
                  Series D (Preferred) 7.00%,
                  12/31/2049 (Cost $657,010)...........      768,750
                                                          ----------
DEMAND NOTES -- 2.20%
   400,000       Associates Corp. of North America
                  Master Notes ........................      400,000
   563,000       General Electric Co.
                  Promissory Notes ....................      563,000
                                                          ----------
                 TOTAL DEMAND NOTES
                  (Cost $963,000)......................      963,000
                                                          ----------



TOTAL INVESTMENTS
  (Cost $31,734,131) .................   100.54%         $43,945,624
OTHER ASSETS AND
  LIABILITIES (NET) ..................   ( 0.54)            (237,088)
                                         ------          -----------
NET ASSETS ...........................   100.00%         $43,708,536
                                         ======          ===========

-------------------------
+ Non-income producing security
ADR--American Depositary Receipt

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Statements of Assets and Liabilities
September 30, 1999 (Unaudited)



                                                                                                                Total Return
                                                                               Equity             Income            Bond
                                                                                Fund               Fund             Fund
                                                                         ------------------  ---------------  ----------------
  Assets:
   Investments, at cost -- see accompanying
    Schedule of Investments ...........................................    $  123,603,179     $ 77,195,650     $ 278,603,928
                                                                           ==============     ============     =============
   Investments in securities, at value (Note 1a) ......................    $  181,328,264     $ 75,141,917     $ 271,451,985
   Cash ...............................................................            86,714           25,423            78,980
   Dividends receivable ...............................................           147,626               --                --
   Interest receivable ................................................            10,567          771,591         2,964,606
   Receivable for investment securities sold ..........................           387,393               25                --
   Other assets .......................................................               546              282               897
                                                                           --------------     ------------     -------------
    Total assets ......................................................       181,961,110       75,939,238       274,496,468
  Liabilities:
   Payable for investments purchased ..................................           280,950               --                --
   Dividends payable ..................................................                --          373,149         1,283,395
   Investment advisory fees payable (Note 2a) .........................           141,197           36,220           118,866
   Administration fees payable (Note 2b) ..............................            29,901           12,802            45,354
   Trustees' fees and expenses payable (Note 2f) ......................             3,181            1,277             4,299
   Accrued expenses and other liabilities .............................            29,458           10,746            50,594
                                                                           --------------     ------------     -------------
    Total liabilities .................................................           484,687          434,194         1,502,508
                                                                           --------------     ------------     -------------
  Net Assets ..........................................................    $  181,476,423     $ 75,505,044     $ 272,993,960
                                                                           ==============     ============     =============
  Net Assets Consist of:
   Par value ..........................................................    $          122     $        112     $         388
   Paid-in capital in excess of par value .............................       107,286,007       78,786,424       284,744,578
   Undistributed (distributions in excess of) net investment income .              57,470          (24,304)           16,857
   Accumulated net realized gain (loss) on investments ................        16,407,739       (1,203,455)       (4,615,920)
   Unrealized appreciation (depreciation) of investments ..............        57,725,085       (2,053,733)       (7,151,943)
                                                                           --------------     ------------     -------------
  Net Assets ..........................................................    $  181,476,423     $ 75,505,044     $ 272,993,960
                                                                           ==============     ============     =============
  Institutional Shares outstanding (Unlimited number of $0.00001 par
   value shares authorized for each Fund) .............................        12,237,843       11,204,426        38,763,464
  Net Asset Value Per Share (net assets / shares outstanding) .........    $        14.83     $       6.74     $        7.04
                                                                           ==============     ============     =============

                          See Notes to Financial Statements.

Excelsior Institutional Trust
Statements of Assets and Liabilities -- (continued)
September 30, 1999 (Unaudited)



                                                                            International         Optimum           Value
                                                                                Equity            Growth            Equity
                                                                                 Fund              Fund              Fund
                                                                          -----------------  ----------------  ---------------
  Assets:
   Investments, at cost -- see accompanying
    Schedule of Investments ............................................    $  92,130,686      $ 50,028,546     $ 31,734,131
                                                                            =============      ============     ============
   Investments in securities, at value (Note 1a) .......................    $ 103,799,991      $ 93,605,353     $ 43,945,624
   Cash ................................................................          154,518            52,849               --
   Foreign currency at value (Cost $14,454) ............................           14,522                --               --
   Dividends receivable ................................................          143,285            58,557           55,117
   Interest receivable .................................................           33,142             4,723              774
   Receivable for investment securities sold ...........................        1,048,964                --          249,431
   Foreign withholding tax receivable ..................................           36,309                --               --
   Deferred organization expenses (Note 1f) ............................               --               402              402
   Other assets ........................................................           70,551                11              142
                                                                            -------------      ------------     ------------
    Total assets .......................................................      105,301,282        93,721,895       44,251,490
  Liabilities:
   Payable for investments purchased ...................................        1,667,273                --          437,216
   Investment advisory fees payable (Note 2a) ..........................          109,765            85,322           37,642
   Administration fees payable (Note 2b) ...............................           23,980            14,746            7,156
   Trustees' fees and expenses payable (Note 2f) .......................            1,400             1,309              370
   Administrative servicing fees payable (Note 2d) .....................               --             2,761               --
   Due to custodian bank ...............................................               --                --           47,009
   Accrued expenses and other liabilities ..............................           36,193            81,425           13,561
                                                                            -------------      ------------     ------------
    Total liabilities ..................................................        1,838,611           185,563          542,954
                                                                            -------------      ------------     ------------
  Net Assets ...........................................................    $ 103,462,671      $ 93,536,332     $ 43,708,536
                                                                            =============      ============     ============
  Net Assets Consist of:
   Par value ...........................................................    $         108      $         35     $         27
   Paid-in capital in excess of par value ..............................       90,905,537        36,608,595       30,421,392
   Undistributed (distributions in excess of) net investment income.....        1,341,858           (93,238)             (64)
   Accumulated net realized gain (loss) on investments .................         (454,319)       13,444,133        1,075,844
   Unrealized appreciation of investments and foreign currency
    translations. ......................................................       11,669,487        43,576,807       12,211,337
                                                                            -------------      ------------     ------------
  Net Assets ...........................................................    $ 103,462,671      $ 93,536,332     $ 43,708,536
                                                                            =============      ============     ============
  Net Assets:
   Institutional Shares ................................................    $ 103,462,671      $ 76,758,205     $ 43,645,476
   Shares ..............................................................               --        16,778,127           63,060
  Shares outstanding (Unlimited number of $0.00001 par value shares authorized for each Fund):
   Institutional Shares ................................................       10,759,863         2,895,384        2,738,558
   Shares ..............................................................               --           636,924            3,951
  Net Asset Value Per Share (net assets / shares outstanding):
   Institutional Shares ................................................    $        9.62      $      26.51     $      15.94
                                                                            =============      ============     ============
   Shares ..............................................................               --      $      26.34     $      15.96
                                                                            =============      ============     ============

                          See Notes to Financial Statements.

Excelsior Institutional Trust
Statements of Operations
For the Six Months Ended September 30, 1999 (Unaudited)

                                                Equity           Income
                                                 Fund             Fund
                                           ---------------  ---------------
  Investment Income
   Dividend income ......................   $    831,724     $         --
   Interest income ......................         45,598        2,320,604
   Less: Foreign taxes withheld .........             --               --
                                            ------------     ------------
    Total Income ........................        877,322        2,320,604
  Expenses (Note 1g):
   Investment advisory fees
    (Note 2a) ...........................        605,840          240,152
   Administration fees (Note 2b) ........        141,992           56,350
   Administrative servicing fees
    (Note 2d) ...........................             --               --
   Custodian fees .......................         31,573            9,721
   Legal and audit fees .................         18,310            7,240
   Registration and filing fees .........         11,515            9,951
   Prospectus and shareholder
    reports .............................          5,878            2,346
   Trustees' fees and expenses
    (Note 2f) ...........................          5,240            1,985
   Shareholder servicing agent fees .....          2,533            3,231
   Insurance expense ....................          1,195              556
   Amortization of organization
    expenses (Note 1f) ..................            619               --
   Distribution fees -- Shares
    (Note 2e) ...........................             --               --
   Miscellaneous ........................          3,578            1,529
                                            ------------     ------------
    Total Expenses ......................        828,273          333,061
    Less: Waiver of fees (Note 2c) ......       (175,857)        (148,667)
                                            ------------     ------------
    Net Expenses ........................        652,416          184,394
                                            ------------     ------------
  Net Investment Income (Loss) ..........        224,906        2,136,210
                                            ------------     ------------
  Realized and Unrealized Gain (Loss)
   (Note 1):
   Net realized gain (loss) on
    investments .........................      7,773,337       (1,311,515)
   Net realized loss on foreign
    currency transactions ...............             --               --
   Change in unrealized
    appreciation/depreciation of
    investments and foreign
    currency translations during
    the period ..........................     (9,199,690)      (1,543,900)
                                            ------------     ------------
  Net Realized and Unrealized Gain
   (Loss) ...............................     (1,426,353)      (2,855,415)
                                            ------------     ------------
  Net Increase (Decrease) in Net
   Assets Resulting from Operations......   $ (1,201,447)    $   (719,205)
                                            ============     ============


                                              Total Return     International        Optimum           Value
                                                  Bond             Equity           Growth            Equity
                                                  Fund              Fund             Fund              Fund
                                           -----------------  ---------------  ----------------  ---------------
  Investment Income
   Dividend income ......................    $          --     $  1,896,972     $     285,935      $   274,054
   Interest income ......................        7,778,482          111,189            23,817            6,597
   Less: Foreign taxes withheld .........               --          (81,784)               --             (347)
                                             -------------     ------------     -------------      -----------
    Total Income ........................        7,778,482        1,926,377           309,752          280,304
  Expenses (Note 1g):
   Investment advisory fees
    (Note 2a) ...........................          830,226          454,817           314,669          143,617
   Administration fees (Note 2b) ........          195,001           90,963            73,858           33,667
   Administrative servicing fees
    (Note 2d) ...........................               --               --            12,760               --
   Custodian fees .......................           33,798           68,433            12,989            6,831
   Legal and audit fees .................           22,513            9,990            10,186            4,049
   Registration and filing fees .........           21,279           20,812            12,045           12,931
   Prospectus and shareholder
    reports .............................            6,858            2,676             2,075            1,312
   Trustees' fees and expenses
    (Note 2f) ...........................            7,351            2,517             2,628              956
   Shareholder servicing agent fees .....            3,279            3,659             3,970            3,846
   Insurance expense ....................            1,695              388               468              307
   Amortization of organization
    expenses (Note 1f) ..................              725              604               123              123
   Distribution fees -- Shares
    (Note 2e) ...........................               --               --            19,400              124
   Miscellaneous ........................            5,189            1,223             1,475            1,682
                                             -------------     ------------     -------------      -----------
    Total Expenses ......................        1,127,914          656,082           466,646          209,445
    Less: Waiver of fees (Note 2c) ......         (488,767)        (246,783)          (63,656)         (33,686)
                                             -------------     ------------     -------------      -----------
    Net Expenses ........................          639,147          409,299           402,990          175,759
                                             -------------     ------------     -------------      -----------
  Net Investment Income (Loss) ..........        7,139,335        1,517,078           (93,238)         104,545
                                             -------------     ------------     -------------      -----------
  Realized and Unrealized Gain (Loss)
   (Note 1):
   Net realized gain (loss) on
    investments .........................       (4,092,054)         213,852        10,829,425          639,448
   Net realized loss on foreign
    currency transactions ...............               --          (48,652)               --           (2,628)
   Change in unrealized
    appreciation/depreciation of
    investments and foreign
    currency translations during
    the period ..........................       (5,623,734)      10,052,718       (14,771,322)         942,641
                                             -------------     ------------     -------------      -----------
  Net Realized and Unrealized Gain
   (Loss) ...............................       (9,715,788)      10,217,918        (3,941,897)       1,579,461
                                             -------------     ------------     -------------      -----------
  Net Increase (Decrease) in Net
   Assets Resulting from Operations......    $  (2,576,453)    $ 11,734,996     $  (4,035,135)     $ 1,684,006
                                             =============     ============     =============      ===========

                          See Notes to Financial Statements.

Excelsior Institutional Trust
Statements of Changes in Net Assets

                                                     Equity Fund                         Income Fund
                                          ----------------------------------  ---------------------------------
                                             Six Months                          Six Months
                                                Ended                              Ended
                                            September 30,      Year Ended      September 30,      Year Ended
                                                1999            March 31,           1999           March 31,
                                             (Unaudited)          1999          (Unaudited)          1999
                                          ----------------  ----------------  ---------------  ----------------
  Operations:
   Net investment income ...............   $     224,906     $     431,024     $  2,136,210      $  3,543,754
   Net realized gain (loss) on
    investments. .......................       7,773,337        11,056,827       (1,311,515)        1,294,824
   Change in unrealized
    appreciation/depreciation of
    investments during the period.......      (9,199,690)       18,360,482       (1,543,900)       (1,175,763)
                                           -------------     -------------     ------------      ------------
     Net increase (decrease) in
      net assets resulting from
      operations .......................      (1,201,447)       29,848,333         (719,205)        3,662,815
  Distributions to Shareholders:
   From net investment income. .........        (277,991)         (435,000)      (2,136,197)       (3,538,256)
   In excess of net investment
    income .............................              --                --               --           (24,317)
   From net realized gains .............              --        (2,446,333)              --        (2,171,930)
   In excess of net realized gains .....              --                --               --                --
                                           -------------     -------------     ------------      ------------
     Total distributions to
      shareholders .....................        (277,991)       (2,881,333)      (2,136,197)       (5,734,503)
                                           -------------     -------------     ------------      ------------
  Transactions in Shares of Beneficial
   Interest:
   Net proceeds from shares sold .......      15,147,266        47,139,416       15,105,531         8,666,814
   Contribution in-kind. ...............              --                --               --                --
   Reinvestment of dividends ...........              --             7,322               --                --
   Cost of shares redeemed .............     (12,301,023)      (32,332,217)      (3,984,788)         (729,572)
                                           -------------     -------------     ------------      ------------
     Net increase in net assets
      from beneficial interest
      transactions .....................       2,846,243        14,814,521       11,120,743         7,937,242
                                           -------------     -------------     ------------      ------------
      Total Increase in Net
       Assets ..........................       1,366,805        41,781,521        8,265,341         5,865,554
  Net Assets:
   Beginning of Period .................     180,109,618       138,328,097       67,239,703        61,374,149
                                           -------------     -------------     ------------      ------------
   End of Period (a) ...................   $ 181,476,423     $ 180,109,618     $ 75,505,044      $ 67,239,703
                                           =============     =============     ============      ============
  Capital Share Transactions:
   Institutional Shares sold ...........       1,005,604         3,624,176        2,187,351         1,221,301
   Contribution in-kind ................              --                --               --                --
   Institutional Shares issued for
    dividend reinvestment ..............              --               580               --                --
   Institutional Shares redeemed .......        (810,682)       (2,478,541)        (595,339)         (100,468)
                                           -------------     -------------     ------------      ------------
  Net Increase in Shares
   Outstanding .........................         194,922         1,146,215        1,592,012         1,120,833
                                           =============     =============     ============      ============
  ------------
  (a) Including undistributed (distri-
    butions in excess of) net invest-
    ment income ........................   $      57,470     $     110,555     $    (24,304)     $    (24,317)


                                                 Total Return Bond Fund
                                          ------------------------------------
                                              Six Months
                                                Ended
                                            September 30,        Year Ended
                                                 1999            March 31,
                                             (Unaudited)            1999
                                          -----------------  -----------------
  Operations:
   Net investment income ...............    $   7,139,335      $  11,156,699
   Net realized gain (loss) on
    investments. .......................       (4,092,054)         3,877,687
   Change in unrealized
    appreciation/depreciation of
    investments during the period.......       (5,623,734)        (4,548,009)
                                            -------------      -------------
     Net increase (decrease) in
      net assets resulting from
      operations .......................       (2,576,453)        10,486,377
  Distributions to Shareholders:
   From net investment income. .........       (7,139,335)       (11,156,710)
   In excess of net investment
    income .............................               --                 --
   From net realized gains .............               --         (5,489,069)
   In excess of net realized gains .....               --           (523,866)
                                            -------------      -------------
     Total distributions to
      shareholders .....................       (7,139,335)       (17,169,645)
                                            -------------      -------------
  Transactions in Shares of Beneficial
   Interest:
   Net proceeds from shares sold .......       53,754,391        119,082,504
   Contribution in-kind. ...............               --         12,430,061
   Reinvestment of dividends ...........          138,942            358,289
   Cost of shares redeemed .............      (22,797,472)       (41,284,954)
                                            -------------      -------------
     Net increase in net assets
      from beneficial interest
      transactions .....................       31,095,861         90,585,900
                                            -------------      -------------
      Total Increase in Net
       Assets ..........................       21,380,073         83,902,632
  Net Assets:
   Beginning of Period .................      251,613,887        167,711,255
                                            -------------      -------------
   End of Period (a) ...................    $ 272,993,960      $ 251,613,887
                                            =============      =============
  Capital Share Transactions:
   Institutional Shares sold ...........        7,578,211         15,800,759
   Contribution in-kind ................               --          1,646,253
   Institutional Shares issued for
    dividend reinvestment ..............           19,542             47,445
   Institutional Shares redeemed .......       (3,216,152)        (5,458,140)
                                            -------------      -------------
  Net Increase in Shares
   Outstanding .........................        4,381,601         12,036,317
                                            =============      =============
  ------------
  (a) Including undistributed (distri-
    butions in excess of) net invest-
    ment income ........................    $      16,857      $      16,857

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Statements of Changes in Net Assets -- (continued)

                                                    International Equity Fund
                                                ----------------------------------
                                                   Six Months
                                                      Ended
                                                  September 30,      Year Ended
                                                      1999            March 31,
                                                   (Unaudited)          1999
                                                ----------------  ----------------
 Operations:
  Net investment income (loss) ...............   $   1,517,078     $      493,722
  Net realized gain on investments ...........         213,852          1,597,388
  Net realized loss on foreign currency
   transactions ..............................         (48,652)           (44,361)
  Change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   translations during the period ............      10,052,718         (4,178,241)
                                                 -------------     --------------
    Net increase (decrease) in net assets
      resulting from operations ..............      11,734,996         (2,131,492)
 Distributions to Shareholders: ..............
  From net investment income
   Institutional Shares ......................        (203,655)          (646,625)
   Shares ....................................              --                 --
  From net realized gains
   Institutional Shares ......................        (110,686)        (1,213,291)
   Shares ....................................              --                 --
  In excess of net realized gains
   Institutional Shares ......................              --           (508,833)
                                                 -------------     --------------
    Total distributions to shareholders ......        (314,341)        (2,368,749)
                                                 -------------     --------------
 Transactions in Shares of Beneficial
  Interest:
  Net proceeds from shares sold
   Institutional Shares ......................      31,942,265         66,156,100
   Shares ....................................              --                 --
  Reinvestment of dividends
   Institutional Shares ......................              --                 --
   Shares ....................................              --                 --
  Cost of shares redeemed
   Institutional Shares ......................     (18,702,148)       (23,290,314)
   Shares ....................................              --                 --
                                                 -------------     --------------
    Net increase (decrease) in net assets
      from beneficial interest
      transactions ...........................      13,240,117         42,865,786
                                                 -------------     --------------
     Total Increase (Decrease) in Net
       Assets ................................      24,660,772         38,365,545
 Net Assets:
  Beginning of Period ........................      78,801,899         40,436,354
                                                 -------------     --------------
  End of Period (a) ..........................   $ 103,462,671     $   78,801,899
                                                 =============     ==============
 Capital Share Transactions:
  Shares Sold:
   Institutional Shares ......................       3,484,962          7,789,693
   Shares ....................................              --                 --
  Shares issued for dividend reinvestment:
   Institutional Shares ......................              --                 --
   Shares ....................................              --                 --
  Shares redeemed:
   Institutional Shares ......................      (2,054,079)        (2,642,321)
   Shares ....................................              --                 --
                                                 -------------     --------------
 Net Increase (Decrease) in Shares
  Outstanding ................................       1,430,883          5,147,372
                                                 =============     ==============
 ------------
 (a) Including undistributed
   (distributions in excess of) net
   investment income .........................   $   1,341,858     $       28,435


                                                        Optimum Growth Fund                  Value Equity Fund
                                                -----------------------------------  ---------------------------------
                                                   Six Months                           Six Months
                                                      Ended                                Ended
                                                  September 30,       Year Ended       September 30,      Year Ended
                                                      1999            March 31,            1999           March 31,
                                                   (Unaudited)           1999           (Unaudited)          1999
                                                ----------------  -----------------  ----------------  ---------------
 Operations:
  Net investment income (loss) ...............   $     (93,238)     $     (27,456)     $    104,545     $    301,463
  Net realized gain on investments ...........      10,829,425          4,906,503           639,448        2,731,686
  Net realized loss on foreign currency
   transactions ..............................              --                 --            (2,628)          (1,063)
  Change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   translations during the period ............     (14,771,322)        35,505,018           942,641       (1,255,930)
                                                 -------------      -------------      ------------     ------------
    Net increase (decrease) in net assets
      resulting from operations ..............      (4,035,135)        40,384,065         1,684,006        1,776,156
 Distributions to Shareholders: ..............
  From net investment income
   Institutional Shares ......................              --            (10,785)         (191,977)        (276,362)
   Shares ....................................              --                 --              (328)            (217)
  From net realized gains
   Institutional Shares ......................              --                 --                --       (3,002,331)
   Shares ....................................              --                 --                --           (6,437)
  In excess of net realized gains
   Institutional Shares ......................              --                 --                --               --
                                                 -------------      -------------      ------------     ------------
    Total distributions to shareholders ......              --            (10,785)         (192,305)      (3,285,347)
                                                 -------------      -------------      ------------     ------------
 Transactions in Shares of Beneficial
  Interest:
  Net proceeds from shares sold
   Institutional Shares ......................       6,419,705         16,636,464         3,961,153        6,929,195
   Shares ....................................       6,428,385          2,171,420            29,703           46,060
  Reinvestment of dividends
   Institutional Shares ......................              --                569                19               --
   Shares ....................................              --                 --                56            2,707
  Cost of shares redeemed
   Institutional Shares ......................     (14,429,366)       (15,767,433)       (1,109,974)        (880,640)
   Shares ....................................      (1,306,111)          (997,974)          (95,266)            (461)
                                                 -------------      -------------      ------------     ------------
    Net increase (decrease) in net assets
      from beneficial interest
      transactions ...........................      (2,887,387)         2,043,046         2,785,691        6,096,861
                                                 -------------      -------------      ------------     ------------
     Total Increase (Decrease) in Net
       Assets ................................      (6,922,522)        42,416,326         4,277,392        4,587,670
 Net Assets:
  Beginning of Period ........................     100,458,854         58,042,528        39,431,144       34,843,474
                                                 -------------      -------------      ------------     ------------
  End of Period (a) ..........................   $  93,536,332      $ 100,458,854      $ 43,708,536     $ 39,431,144
                                                 =============      =============      ============     ============
 Capital Share Transactions:
  Shares Sold:
   Institutional Shares ......................         237,730            812,340           242,347          466,461
   Shares ....................................         232,970            105,092             1,778            3,120
  Shares issued for dividend reinvestment:
   Institutional Shares ......................              --                 35                --               --
   Shares ....................................              --                 --                 4              190
  Shares redeemed:
   Institutional Shares ......................        (538,318)          (766,399)          (67,314)         (59,957)
   Shares ....................................         (49,049)           (56,822)           (5,946)             (31)
                                                 -------------      -------------      ------------     ------------
 Net Increase (Decrease) in Shares
  Outstanding ................................        (116,667)            94,246           170,869          409,783
                                                 =============      =============      ============     ============
 ------------
 (a) Including undistributed
   (distributions in excess of) net
   investment income .........................   $     (93,237)     $          --      $        (64)    $     87,696

                          See Notes to Financial Statements.

Excelsior Institutional Trust
Financial Highlights

       Selected data for a share outstanding throughout each period are as follows:
                                                              Equity Fund
                                             ----------------------------------------------
                                                 Six Months
                                                    Ended
                                                September 30,     Year Ended    Year Ended
                                                    1999           March 31,     March 31,
                                                 (Unaudited)         1999          1998
                                             ------------------  ------------  ------------
  Net Asset Value, Beginning of Period.....     $    14.96         $  12.69      $   9.65
                                                ----------         --------       -------
  Investment Operations:
   Net investment income ..................           0.02             0.04          0.05
   Net realized and unrealized gain
    (loss) on investments .................         ( 0.13)            2.47          4.67
                                                ----------          -------       -------
    Total From Investment
     Operations ...........................         ( 0.11)            2.51          4.72
                                                ----------          -------       -------
  Distributions:
   From net investment income .............         ( 0.02)          ( 0.04)       ( 0.06)
   In excess of net investment income......             --               --            --
   From net realized gains ................             --           ( 0.20)       ( 1.62)
                                                ----------         --------      --------
    Total Distributions ...................         ( 0.02)          ( 0.24)       ( 1.68)
                                                ----------         --------      --------
  Net Asset Value, End of Period ..........     $    14.83         $  14.96      $  12.69
                                                ==========         ========      ========
  Total Return ............................         ( 0.72)%(c)       20.13%        51.58%
                                                ==========         ========      ========
  Ratios and Supplemental Data:
  Ratios to Average Net Assets
   Net Expenses ...........................           0.70%(e)         0.70%         0.70%
   Gross Expenses (d) .....................           0.89%(e)         0.90%         0.90%
   Net Investment Income ..................           0.24%(e)         0.28%         0.46%
  Portfolio Turnover ......................             23%(e)           37%           26%
  Net Assets at end of Period
   (000's omitted) ........................      $  181,476         $180,110      $138,328
  ----------
  (a) The Fund changed its fiscal year end to March 31.
  (b) Commencement of Operations
  (c) Not annualized
  (d) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
  (e) Annualized
  (f) Amount represents less than $0.01 per share.

                                                               Equity Fund                              Income Fund
                                             ------------------------------------------------  ------------------------------
                                                                                                   Six Months
                                                Ten Months                      January 16,           Ended
                                                   Ended        Year Ended      1995(b) to        September 30,     Year Ended
                                                 March 31,        May 31,         May 31,             1999           March 31,
                                                 1997 (a)          1996            1995            (Unaudited)         1999
                                             ----------------  ------------  ----------------  ------------------  ------------
  Net Asset Value, Beginning of Period.....     $    8.93        $  7.73        $    7.00         $     7.00         $ 7.23
                                                ---------        -------        ---------         ----------         -------
  Investment Operations:
   Net investment income ..................          0.05           0.11             0.05               0.20           0.40
   Net realized and unrealized gain
     (loss) on investments ................          0.86           1.20             0.70              (0.26)          0.03
                                                ---------        -------        ---------         ----------         -------
    Total From Investment
     Operations ...........................          0.91           1.31             0.75              (0.06)          0.43
                                                ---------        -------        ---------         ----------         -------
  Distributions:
   From net investment income .............         (0.07)         (0.11)           (0.02)             (0.20)         (0.41)
   In excess of net investment income......            --             --               --                 --             --(f)
   From net realized gains ................         (0.12)            --               --                 --          (0.25)
                                                ---------        -------        ---------         ----------         -------
    Total Distributions ...................         (0.19)         (0.11)           (0.02)             (0.20)         (0.66)
                                                ---------        -------        ---------         ----------         -------
  Net Asset Value, End of Period ..........     $    9.65        $  8.93        $    7.73         $     6.74         $ 7.00
                                                =========        =======        =========         ==========         =======
  Total Return ............................         10.22%(c)      17.04%           10.80%(c)          (1.78)%(e)      5.94%
                                                =========        =======        =========         ==========         =======
  Ratios and Supplemental Data:
  Ratios to Average Net Assets
   Net Expenses ...........................          0.70%(e)       0.36%            0.12%(e)           0.50%(e)       0.50%
   Gross Expenses (d) .....................          0.92%(e)       1.49%            2.67%(e)           0.90%(e)       0.91%
   Net Investment Income ..................          0.70%(e)       1.32%            2.44%(e)           5.78%(e)       5.57%
  Portfolio Turnover ......................            32%(e)        113%              34%(e)            172%(e)        196%
  Net Assets at end of Period
   (000's omitted) ........................     $ 118,562        $23,495        $  15,409         $   75,505         $67,240
  ----------
  (a) The Fund changed its fiscal year end to March 31.
  (b) Commencement of Operations
  (c) Not annualized
  (d) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
  (e) Annualized
  (f) Amount represents less than $0.01 per share.

                                                                       Income Fund
                                             ----------------------------------------------------------------
                                                              Ten Months                       January 16,
                                              Year Ended         Ended        Year Ended       1995(b) to
                                               March 31,       March 31,        May 31,          May 31,
                                                 1998          1997 (a)          1996             1995
                                             ------------  ----------------  ------------  ------------------
  Net Asset Value, Beginning of Period.....     $ 6.90        $    6.99        $  7.33        $     7.00
                                                ------        ---------        -------        ----------
  Investment Operations:
   Net investment income ..................       0.44             0.38           0.51              0.19
   Net realized and unrealized gain
    (loss) on investments .................       0.35            (0.01)         (0.27)             0.33
                                                ------        ---------        -------        ----------
    Total From Investment
     Operations ...........................       0.79             0.37           0.24              0.52
                                                ------        ---------        -------        ----------
  Distributions:
   From net investment income .............      (0.44)           (0.38)         (0.51)            (0.19)
   In excess of net investment income......         --               --             --                --
   From net realized gains ................      (0.02)           (0.08)         (0.07)               --
                                               -------        ---------        -------        ----------
    Total Distributions ...................      (0.46)           (0.46)         (0.58)            (0.19)
                                               -------        ---------        -------        ----------
  Net Asset Value, End of Period ..........    $  7.23        $    6.90        $  6.99        $     7.33
                                               =======        =========        =======        ==========
  Total Return ............................      11.78%            6.48%(e)       3.18%            21.63%(e)
                                               =======        =========        =======        ==========
  Ratios and Supplemental Data:
  Ratios to Average Net Assets
   Net Expenses ...........................       0.50%            0.50%(e)       0.26%             0.12%(e)
   Gross Expenses (d) .....................       0.91%            0.96%(e)       1.35%             1.65%(e)
   Net Investment Income ..................       6.14%            6.50%(e)       6.99%             7.17%(e)
  Portfolio Turnover ......................        190%             107%(e)         67%               34%(e)
  Net Assets at end of Period
   (000's omitted) ........................    $61,374        $  51,082        $24,001        $   33,230
  ----------
  (a) The Fund changed its fiscal year end to March 31.
  (b) Commencement of Operations
  (c) Not annualized
  (d) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
  (e) Annualized
  (f) Amount represents less than $0.01 per share.


                       See Notes to Financial Statements.

Excelsior Institutional Trust
Financial Highlights -- (continued)

        Selected data for a share outstanding throughout each period are as follows:
                                                          Total Return Bond Fund
                                              ----------------------------------------------
                                                  Six Months
                                                     Ended
                                                 September 30,     Year Ended    Year Ended
                                                     1999           March 31,     March 31,
                                                  (Unaudited)         1999          1998
                                              ------------------  ------------  ------------
  Net Asset Value, Beginning of Period .....     $     7.32         $   7.51       $  7.16
                                                 ----------         --------       -------
  Investment Operations:
   Net investment income ...................           0.20             0.42          0.44
   Net realized and unrealized gain
    (loss) on investments ..................          (0.28)            0.03          0.41
                                                 ----------         --------       -------
    Total From Investment
     Operations ............................          (0.08)            0.45          0.85
                                                 ----------         --------       -------
  Distributions:
   From net investment income ..............          (0.20)           (0.42)        (0.44)
   In excess of net investment income.......             --               --            --
   From net realized gains .................             --            (0.20)        (0.06)
   In excess of net realized gains .........             --            (0.02)           --
                                                 ----------         --------      --------
    Total Distributions ....................          (0.20)           (0.64)        (0.50)
                                                 ----------         --------      --------
  Net Asset Value, End of Period ...........     $     7.04         $   7.32       $  7.51
                                                 ==========         ========      ========
  Total Return .............................          (2.19)%(e)        6.07%        12.21%
                                                 ==========         ========      ========
  Ratios and Supplemental Data:
  Ratios to Average Net Assets
   Net Expenses ............................           0.50%(e)         0.50%         0.50%
   Gross Expenses (d) ......................           0.88%(e)         0.89%         0.90%
   Net Investment Income ...................           5.59%(e)         5.53%         5.95%
  Portfolio Turnover .......................            119%(e)          234%          196%
  Net Assets at end of Period
   (000's omitted) .........................     $  272,994         $251,614      $167,711
  ----------
  (a) The Fund changed its fiscal year end to March 31.
  (b) Commencement of Operations
  (c) Not annualized
  (d) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
  (e) Annualized

                                                             Total Return Bond Fund              International Equity Fund
                                              ------------------------------------------------  ----------------------------
                                                                                                    Six Months
                                                 Ten Months                      January 19,         Ended
                                                    Ended        Year Ended      1995(b) to      September 30,    Year Ended
                                                  March 31,        May 31,         May 31,            1999         March 31,
                                                  1997 (a)          1996            1995          (Unaudited)        1999
                                              ----------------  ------------  ----------------  ---------------  ------------
  Net Asset Value, Beginning of Period .....     $    7.18        $  7.47        $    7.00        $    8.45        $  9.67
                                                 ---------        -------         ---------        ---------        -------
  Investment Operations:
   Net investment income ...................          0.37           0.48             0.18             0.14           0.16
   Net realized and unrealized gain
    (loss) on investments ..................          0.01          (0.17)            0.47             1.06          (0.79)
                                                 ---------        -------        ---------        ---------        -------
    Total From Investment
     Operations ............................          0.38           0.31             0.65             1.20          (0.63)
                                                 ---------        -------        ---------        ---------        -------
  Distributions:
   From net investment income ..............         (0.37)         (0.48)           (0.18)           (0.02)         (0.16)
   In excess of net investment income.......            --             --               --               --             --
   From net realized gains .................         (0.03)         (0.12)              --            (0.01)         (0.30)
   In excess of net realized gains .........            --             --               --               --          (0.13)
                                                 ---------        -------        ---------        ---------        -------
    Total Distributions ....................         (0.40)         (0.60)           (0.18)           (0.03)         (0.59)
                                                 ---------        -------        ---------        ---------        -------
  Net Asset Value, End of Period ...........     $    7.16        $  7.18        $    7.47        $    9.62        $  8.45
                                                 =========        =======        =========        =========        =======
  Total Return .............................          6.36%(e)       4.20%           28.20%(e)        14.22%(c)      (6.60)%
                                                 =========        =======        =========        =========        =======
  Ratios and Supplemental Data:
  Ratios to Average Net Assets
   Net Expenses ............................          0.50%(e)       0.32%            0.12%(e)         0.90%(e)       0.90%
   Gross Expenses (d) ......................          0.92%(e)       1.33%            1.93%(e)         1.44%(e)       1.53%
   Net Investment Income ...................          6.08%(e)       6.47%            7.09%(e)         3.33%(e)       1.18%
  Portfolio Turnover .......................           200%(e)        127%              84%(e)           46%(e)        107%
  Net Assets at end of Period
   (000's omitted) .........................     $ 138,402        $65,017        $  24,913        $ 103,463        $78,802
  ----------
  (a) The Fund changed its fiscal year end to March 31.
  (b) Commencement of Operations
  (c) Not annualized
  (d) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
  (e) Annualized



                                                                International Equity Fund
                                              --------------------------------------------------------------
                                                               Ten Months                      January 24,
                                               Year Ended         Ended        Year Ended      1995(b) to
                                                March 31,       March 31,        May 31,         May 31,
                                                  1998          1997 (a)          1996            1995
                                              ------------  ----------------  ------------  ----------------
  Net Asset Value, Beginning of Period .....     $ 9.03        $    8.99        $  7.88        $    7.00
                                                 ------        ---------        -------        ---------
  Investment Operations:
   Net investment income ...................       0.09             0.01           0.09             0.08
   Net realized and unrealized gain
    (loss) on investments ..................       0.79             0.21           1.20             0.80
                                                 ------        ---------        -------        ---------
    Total From Investment
     Operations ............................       0.88             0.22           1.29             0.88
                                                 ------        ---------        -------         ---------
  Distributions:
   From net investment income ..............      (0.07)           (0.06)         (0.12)              --
   In excess of net investment income.......      (0.02)           (0.03)            --               --
   From net realized gains .................      (0.15)           (0.09)         (0.06)              --
   In excess of net realized gains .........         --               --             --               --
                                                -------        ---------        -------        ---------
    Total Distributions ....................      (0.24)           (0.18)         (0.18)              --
                                                -------        ---------        -------        ---------
  Net Asset Value, End of Period ...........    $  9.67        $    9.03        $  8.99        $    7.88
                                                =======        =========        =======        =========
  Total Return .............................       9.90%            2.41%(c)      16.58%           12.57%(c)
                                              ==========       =========        =======        =========
  Ratios and Supplemental Data:
  Ratios to Average Net Assets
   Net Expenses ............................       0.90%            0.90%(e)       0.60%            0.25%(e)
   Gross Expenses (d) ......................       1.43%            1.49%(e)       2.05%            3.32%(e)
   Net Investment Income ...................       1.05%            0.45%(e)       1.71%            3.47%(e)
  Portfolio Turnover .......................         52%              45%(e)         19%               8%(e)
  Net Assets at end of Period
   (000's omitted) .........................    $40,436         $  38,470       $24,522        $   8,804
  ----------
  (a) The Fund changed its fiscal year end to March 31.
  (b) Commencement of Operations
  (c) Not annualized
  (d) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
  (e) Annualized


                       See Notes to Financial Statements.

Excelsior Institutional Trust
Financial Highlights -- (continued)

                   Selected data for a share outstanding throughout each period are as follows:

                                                                        Optimum Growth Fund
                                                  ----------------------------------------------------------------
                                                      Six Months
                                                         Ended                                         June 1,
                                                     September 30,     Year Ended    Year Ended      1996(a) to
                                                         1999           March 31,     March 31,       March 31,
                                                      (Unaudited)         1999          1998            1997
                                                  ------------------  ------------  ------------  ----------------
  Net Asset Value, Beginning of Period .........     $    27.55        $ 16.33        $ 10.19        $   10.00
                                                     ----------        -------        -------        ---------
  Investment Operations:
   Net investment income (loss) ................         ( 0.02)            --(e)        0.03             0.05
   Net realized and unrealized gain (loss) on
    investments ................................         ( 1.02)         11.22           6.15             0.17
                                                     ----------        -------        -------        ---------
    Total From Investment Operations ...........         ( 1.04)         11.22           6.18             0.22
                                                     ----------        -------        -------        ---------
  Distributions:
   From net investment income ..................             --             --(e)      ( 0.04)          ( 0.03)
   From net realized gains .....................             --             --             --               --
                                                     ----------        -------        -------        ---------
    Total Distributions ........................             --             --(e)      ( 0.04)          ( 0.03)
                                                     ----------        -------        -------        ---------
  Net Asset Value, End of Period ...............     $    26.51        $ 27.55        $ 16.33        $   10.19
                                                     ==========        =======        =======        =========
  Total Return .................................         ( 3.78)%(b)     68.74%         60.85%            2.23%(b)
                                                     ==========        =======        =======        =========
  Ratios and Supplemental Data:
  Ratios to Average Net Assets
   Net Expenses ................................           0.80%(d)       0.71%          0.70%            0.70%(d)
   Gross Expenses(c) ...........................           0.92%(d)       0.93%          0.97%            1.11%(d)
   Net Investment Income .......................         ( 0.15)%(d)      0.00%          0.23%            0.66%(d)
  Portfolio Turnover ...........................             38%(d)         22%            19%              20%(d)
  Net Assets at end of Period
   (000's omitted) .............................     $   76,758        $88,045        $51,441        $  27,183
  ----------
  (a) Commencement of Operations
  (b) Not annualized
  (c) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
  (d) Annualized
  (e) Amount represents less than $0.01 per share.





                                                                        Value Equity Fund
                                                  -------------------------------------------------------------
                                                     Six Months
                                                       Ended                                        June 1,
                                                   September 30,    Year Ended    Year Ended      1996(a) to
                                                        1999         March 31,     March 31,       March 31,
                                                    (Unaudited)        1999          1998            1997
                                                  ---------------  ------------  ------------  ----------------
  Net Asset Value, Beginning of Period .........    $   15.33        $ 16.12       $ 11.33        $   10.00
                                                    ---------        -------       -------        ---------
  Investment Operations:
    Net investment income (loss) ...............         0.04           0.13          0.11             0.08
    Net realized and unrealized gain (loss) on
     investments ...............................         0.64           0.52          5.59             1.31
                                                    ---------        -------       -------        ---------
     Total From Investment Operations ..........         0.68           0.65          5.70             1.39
                                                    ---------        -------       -------        ---------
  Distributions:
    From net investment income .................       ( 0.07)        ( 0.12)       ( 0.11)          ( 0.06)
    From net realized gains ....................           --         ( 1.32)       ( 0.80)              --
                                                    ---------        -------       -------        ---------
     Total Distributions .......................       ( 0.07)        ( 1.44)       ( 0.91)          ( 0.06)
                                                    ---------        -------       -------        ---------
  Net Asset Value, End of Period ...............    $   15.94        $ 15.33       $ 16.12        $   11.33
                                                    =========        =======       =======        =========
  Total Return .................................         4.45%(b)       4.80%        51.67%           13.91%(b)
                                                    =========        =======       =======        =========
  Ratios and Supplemental Data:
  Ratios to Average Net Assets
    Net Expenses ...............................         0.80%(d)       0.70%         0.70%            0.70%(d)
    Gross Expenses(c) ..........................         0.95%(d)       0.97%         1.00%            1.12%(d)
    Net Investment Income ......................         0.47%(d)       0.87%         0.81%            0.94%(d)
  Portfolio Turnover ...........................           45%(d)         55%           51%              64%(d)
  Net Assets at end of Period
   (000's omitted) .............................    $  43,645        $39,307       $34,766        $  23,687
  ----------
  (a) Commencement of Operations
  (b) Not annualized
  (c) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
  (d) Annualized
  (e) Amount represents less than $0.01 per share.


                            See Notes to Financial Statements.

                         Excelsior Institutional Trust

                   Notes to Financial Statements (Unaudited)


1. Significant Accounting Policies:


     Excelsior Institutional Trust (the "Trust") is a business trust organized under the laws of the State of Delaware on May 11, 1994. The Trust is registered under the Investment Company Act of 1940 ("Act") and the Securities Act of 1933 as an open-end diversified management investment company. The Trust currently offers shares in the following six funds (each a "Fund", collectively, the "Funds"), each having its own investment objectives and policies: Excelsior Equity Fund ("Equity Fund"), Excelsior Income Fund ("Income Fund"), Excelsior Total Return Bond Fund ("Total Return Bond Fund"), Excelsior International Equity Fund ("International Equity Fund"), Excelsior Optimum Growth Fund ("Optimum Growth Fund") and Excelsior Value Equity Fund ("Value Equity Fund"). With regard to International Equity Fund, Optimum Growth Fund and Value Equity Fund, the Trust offers two classes of shares: Institutional Shares and Shares. At September 30, 1999, International Equity Fund has not issued Shares. The Financial Highlights of the Shares are presented in separate semi-annual reports.

     The following is a summary of the significant accounting policies of the Funds. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from these estimates.

     a) Valuation of Investments -- Investments in securities that are traded on a recognized domestic stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securities are readily available and are representative of the market. Bid price is used when no asked price is available. Investments in securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value is so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Funds' Trustees. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded.

     All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing upon the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

     Securities for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Funds' Trustees. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

                         Excelsior Institutional Trust

     b) Forward foreign currency exchange contracts -- The International Equity Fund's participation in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, on the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains and losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

     c) Security transactions and investment income -- Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including where applicable, amortization of discounts and premiums on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the dividend.

     d) Dividends to Shareholders -- Dividends equal to all or substantially all of each Fund's net investment income will be declared and paid as follows:
For the Equity Fund, Optimum Growth Fund, and Value Equity Fund, dividends will be declared and paid at least quarterly; for the Income Fund and Total Return Bond Fund, dividends will be declared daily and paid monthly; and for the International Equity Fund, dividends will be declared and paid at least once a year. Distributions to shareholders of net realized capital gains, if any, are normally declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Trust not to distribute such gain.

     Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies, deferral of losses on wash sales, and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

     In order to avoid a Federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

     e) Repurchase agreements -- The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds' custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

     If the value of the underlying security falls below the value of the repurchase price, the Funds will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in the connection with the disposition of the underlying securities or loss to the extent that proceeds from the sale of the underlying securities were less than the repurchase price under the agreement.

                         Excelsior Institutional Trust

     f) Deferred Organization Expense -- Expenses incurred by each Fund in connection with its organization are being amortized on a straight-line basis over a five year period.


     g) Expense Allocation -- Expenses incurred by the Trust with respect to any two or more Funds in the Trust are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be fairly made. Expenses directly attributable to a Fund are charged to that Fund and expenses directly attributable to a particular class of shares in a Fund are charged to such class.


     h) Federal Income Taxes -- It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.


     At September 30, 1999, the aggregate cost and gross unrealized appreciation and gross unrealized depreciation in the value of investments owned by the Funds, as computed on a federal tax basis, were as follows:



                                                                   Total
                                                                   Return       International       Optimum          Value
                                Equity           Income             Bond            Equity          Growth          Equity
                                 Fund             Fund              Fund             Fund            Fund            Fund
                           ---------------  ----------------  ---------------  ---------------  --------------  --------------
Aggregate Cost ..........   $123,603,179      $ 77,195,650     $278,603,928     $ 91,130,686     $50,028,546     $ 31,734,131
                            ============      ============     ============     ============     ===========     ============
Gross unrealized
 appreciation ...........   $ 64,991,825      $     37,847     $    218,330     $ 17,662,973     $44,515,939     $ 14,216,748
                            ------------      ------------     ------------     ------------     -----------     ------------
Gross unrealized
 depreciation ...........     (7,266,740)       (2,091,580)      (7,370,273)      (5,993,668)       (939,132)      (2,005,255)
                            ------------      ------------     ------------     ------------     -----------     ------------
Net unrealized
 appreciation
 (depreciation) .........   $ 57,725,085      $ (2,053,733)    $ (7,151,943)    $ 11,669,305     $43,576,807     $ 12,211,493
                            ============      ============     ============     ============     ===========     ============

2. Investment Advisory Fee, Administration Fee, Distribution Expenses and Related Party Transactions:


     a) United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Equity Fund, Income Fund, Total Return Bond Fund, International Equity Fund, Optimum Growth Fund, and Value Equity Fund. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of each Fund other than the International Equity Fund, and 1.00% of the International Equity Fund's average daily net assets.


     U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.


     b) U.S. Trust Company, Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank, and Federated Administrative Services, a wholly-owned subsidiary of Federated Investors, Inc., (collectively, the "Administrators") provide administrative services to the Trust. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and

                         Excelsior Institutional Trust
paid monthly, based on the combined aggregate average daily net assets of the Funds (excluding International Equity Fund), Excelsior Funds, Inc. (excluding its international equity portfolios), and Excelsior Tax-Exempt Funds, Inc., all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the average daily net assets of the International Equity Fund at an annual rate of 0.20%. For the six months ended September 30, 1999, administration fees charged by U.S. Trust Company were as follows:


Equity Fund .......................    $ 38,459
Income Fund .......................    $ 15,258
Total Return Bond Fund ............    $ 52,758
International Equity Fund .........    $ 40,680
Optimum Growth Fund ...............    $ 20,022
Value Equity Fund .................    $  9,136

     c) From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Funds for a portion of other operating expenses. Until further notice, U.S. Trust has agreed to voluntarily waive fees and reimburse expenses to the extent necessary to maintain an annual operating expense ratio of not more than: 0.50% of average daily net assets of the Income Fund and Total Return Bond Fund; 0.70% of average daily net assets of the Equity Fund; 0.80% of average daily net assets of the Institutional Shares of the Optimum Growth Fund and the Value Equity Fund; 0.90% of average daily net assets of the Institutional Shares of the International Equity Fund; and 1.05% of average daily net assets of the Shares of the Optimum Growth and Value Equity Fund. For the six months ended September 30, 1999, U.S. Trust voluntarily waived fees in the following amounts:


Equity Fund .......................   $ 175,857
Income Fund .......................   $ 148,667
Total Return Bond Fund ............   $ 488,767
International Equity Fund .........   $ 246,783
Optimum Growth Fund ...............   $  50,896
Value Equity Fund .................   $  33,686

     d) The Trust, on behalf of the Funds, has entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Funds. As a consideration for the administrative services provided by each service organization to its customers, each Fund will pay the service organization an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange or redemption requests; transmitting and receiving funds in connection with customers orders to purchase, exchange or redeem shares; and providing periodic statements.

     Until further notice to the Trust, U.S. Trust and the administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Fund in an amount equal to administrative

                         Excelsior Institutional Trust
service fees payable (including fees paid to affiliates of U.S. Trust) by that Fund. For the six months ended September 30, 1999, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Funds as follows:




                                  U.S. Trust     Administrators
                                 ------------   ---------------
Optimum Growth Fund ..........      $11,602          $1,158

     e) Pursuant to a Distribution Agreement, Edgewood Services, Inc. (the "Distributor") serves as the Trust's distributor. Under the Funds' Distribution Plan, adopted pursuant to Rule 12b-1 under the Act, the Shares of the International Equity Fund, Optimum Growth Fund and Value Equity Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Shares, in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of each Fund's outstanding Shares.

     f) Trustees receive an annual fee of $4,000, plus a meeting fee of $250 for each meeting attended. In addition, the Trust reimburses independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees.


3. Purchases and Sales of Investment Securities:

     a) Investment transactions (excluding short-term investments) for the six months ended September 30, 1999 were as follows:



                                          Cost of           Proceeds
                                         Purchases         From Sales
                                      ---------------   ---------------
Equity Fund .......................   $  21,341,522     $  20,748,780
Income Fund .......................   $  70,198,507     $  60,603,548
Total Return Bond Fund ............   $ 157,254,088     $ 140,984,560
International Equity Fund .........   $  26,053,132     $  20,049,770
Optimum Growth Fund ...............   $  18,345,218     $  21,057,038
Value Equity Fund .................   $  11,422,157     $   9,718,090

     b) Investment transactions in U.S. Government and Agency Obligations (excluding short-term investments) for the six months ended September 30, 1999 were as follows:



                                          Cost of           Proceeds
                                         Purchases         From Sales
                                      ---------------   ---------------
Equity Fund .......................              --                --
Income Fund .......................    $ 49,804,222      $ 35,412,071
Total Return Bond Fund ............    $ 87,077,041      $ 83,244,740
International Equity Fund .........              --                --
Optimum Growth Fund ...............              --                --
Value Equity Fund .................              --                --

4. Line of Credit:

     The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its

                         Excelsior Institutional Trust
borrowings, at a rate equal to the Federal Funds Rate plus 2% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 1999, the Portfolios had no borrowings under the agreement.


5. Year 2000 Risk:


     The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. This is commonly known as the "Year 2000 Problem." The investment adviser and the Funds' other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. Currently, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at current levels. At this time, however, there can be no assurance that their efforts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem. In addition, the Funds and their shareholders may experience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

     Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the Year 2000 Problem may add to the possibility of losses to the Funds and their shareholders.